Melissa K. Caen Vice President, Associate General Counsel And Corporate Secretary	Southern Company Services, Inc. 30 Ivan Allen Jr. Blvd. NW Atlanta, GA 30308 Tel 404.506.5000 Fax 404.506.0344

February 27, 2013
THE SOUTHERN COMPANY
ALABAMA POWER COMPANY
GEORGIA POWER COMPANY
GULF POWER COMPANY
MISSISSIPPI POWER COMPANY
SOUTHERN POWER COMPANY
Annual Report on Form 10-K
for the Fiscal Year ended December 31, 2012
Securities Exchange Act 1934

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Ladies and Gentlemen:

We transmit for filing the Annual Report on Form 10-K for each of the above-named registrants for the fiscal year ended December 31, 2012.

Please address all comments that should arise regarding the Form 10-K to the undersigned at Southern Company Services, Inc., 30 Ivan Allen Jr. Boulevard, NW, Atlanta, Georgia 30308. If you have any questions on such matters, please call me at (404) 506-0684.

Very truly yours,

/s/ Melissa K. Caen

Melissa K. Caen